Contingent Liabilities - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Contingent Liabilities [Abstract]
Prevailing rate of employer national insurance	13.80%
Employer national insurance contingent liability	£ 0.5	£ 0.8